Related party and shareholder transactions	12 Months Ended
Dec. 31, 2014
Related party and shareholder transactions [Abstract]
Related party and shareholder transactions

Note 16 - Related party and shareholder transactions

During the year ended December 31, 2014, Sun Zone Investments Limited (“Sun Zone”), a shareholder of the Company which is 100% owned by the Company's Chairman, Mr. Tin Man Or, loaned $600 to the Company. As of December 31, 2014, $500 was repaid and the outstanding amount due to Sun Zone is $100. The amount was non-interest bearing, unsecured and repayable on demand.